Long-term Investments and Acquisition (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2013
Long-term investments
Balance at the beginning of the period	$ 5,500	$ 3,565	$ 4,905
Loss from equity method investment		(1,236)	(1,340)
Investments made	41,766	10,135
Remeasurement gain upon obtaining control		3,116
Transfer from long-term investments to a wholly owned subsidiary		(10,080)
Unrealized loss	(2,067)
Balance at the end of period	45,199	5,500	3,565
Cost Method
Long-term investments
Balance at the beginning of the period	5,500
Investments made	26,670	5,500
Balance at the end of period	32,170	5,500
Equity Method
Long-term investments
Balance at the beginning of the period		3,565	4,905
Loss from equity method investment		(1,236)	(1,340)
Investments made		4,635
Remeasurement gain upon obtaining control		3,116
Transfer from long-term investments to a wholly owned subsidiary		(10,080)
Balance at the end of period			3,565
Available-for-Sale Securities
Long-term investments
Investments made	15,096
Unrealized loss	(2,067)
Balance at the end of period	13,029
SINA | Weibo Interactive
Long-term investments
Remeasurement gain upon obtaining control				3,100
Remaining equity interest acquired (as a percent)				45.00%
Cash consideration for remaining equity interest				$ 4,635